Accrued Expenses and Other Current Liabilities (Details) - Schedule of other tax payables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Tax Payables [Abstract]
Value added tax payable	$ 354,794	$ 579,516
Local taxes payable	24,918	36,840
Other tax payables	$ 379,712	$ 616,356